Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 26,941,374	$ 23,790,658
Less: allowance for expected credit losses	(22,960,432)	(13,785,707)
Total	$ 3,980,942	$ 10,004,951